Cost of Sale - Summary of Cost of Sale (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Salaries and wages	$ (405.4)	$ (399.7)	$ (397.4)
Consumable stores	(392.2)	(400.8)	(397.4)
Utilities	(168.4)	(150.0)	(141.5)
Mine contractors	(851.5)	(715.9)	(658.0)
Other	(384.8)	(376.0)	(337.2)
Cost of sales before gold inventory change and amortisation and depreciation	(2,202.3)	(2,042.4)	(1,931.5)
Gold inventory change	(14.0)	90.7	168.1
Cost of sales before amortisation and depreciation	(2,216.3)	(1,951.7)	(1,763.4)
Amortisation and depreciation	(627.4)	(795.3)	(844.3)
Total cost of sales	(2,843.7)	(2,747.0)	(2,607.7)
Inventory write-down	$ 3.0	$ 33.8	$ 0.0